Financial Instruments - Summary of Sensitivity Analysis of Interest Rate Risks (Detail) - Interest Rate Risk - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in rate	1.00%	1.00%	1.00%
Effect on profit or (loss)	$ (204)	$ (187)	$ (203)